March 14, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

Post-Effective Amendment No. 134

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 134 (Amendment No. 136 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the Fixed Income Prospectus for certain existing series of the Trust, including Harbor Bond Fund and Harbor Real Return Fund, and a newly formed series of the Trust, Harbor Core Bond Fund (collectively, the “Funds”), the Trust’s statement of additional information (“SAI”), Part C and exhibits.

The Amendment is being filed pursuant to paragraph a(1) of Rule 485 under the 1933 Act with respect to Harbor Bond Fund and Harbor Real Return Fund and paragraph a(2) of Rule 485 under the 1933 Act with respect to Harbor Core Bond Fund, and is intended to become effective on June 1, 2018. The purpose of the Amendment is to register shares of a new Retirement Class for each of Harbor Bond Fund and Harbor Real Return Fund and to register shares of Harbor Core Bond Fund, a newly formed series of the Trust, on Form N-1A.

The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

Request for Selective Review

Due to similarities in the disclosure contained in the Funds’ Prospectuses and combined SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectuses and SAI (as contained in Post-Effective Amendment No. 133 (Amendment No. 135 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

Prospectus with respect to Harbor Bond Fund and Harbor Real Return Fund

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission

March 14, 2018

1.	Pages 13-16, “Fund Summary” for Harbor Bond Fund; and

2.	Pages 20-23, “Fund Summary” for Harbor Real Return Fund;

Prospectus with respect to Harbor Core Bond Fund

1.	Pages 17-19, “Fund Summary”;

2.	Pages 27-29, “Additional Information about the Fund’s Investments”; and

3.	Pages 30, 34, and 37, “The Adviser and Subadviser”.

Harbor Funds’ SAI

4.	Pages 48-52, “The Adviser and Subadvisers”;

5.	Page 58, “The Portfolio Managers—Other Accounts Managed”; and

6.	Pages 78-79, “The Portfolio Managers – Income Research + Management”.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.